Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets	18 months		18 months
Amortization expense	$ 305,000	$ 1,500,000	$ 3,200,000	$ 6,500,000	$ 7,000,000